Exhibit 99.2

Monthly Investor Report: Verizon Master Trust - VZMT 2022-4

Collection Period	April 2025
Payment Date	5/20/2025
Transaction Month	36
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A	5/20/25	11/20/28	$488,200,000		3.40%			3.40%
Class B	5/20/25	11/20/28	$42,100,000		3.64%			3.64%
Class C	5/20/25	11/20/28	$19,700,000		3.89%			3.89%

Total			$550,000,000

Series Alloc % x Group One Available Funds								$37,650,148.67
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$6,027,397.26
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$550,000,000.00

Total Available Funds								$593,677,545.93

Beginning of Period Reserve Account Balance								$6,027,397.26
Required Reserve Amount								$0.00
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$6,027,397.26
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$0.00

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$40.58	$40.58	$0.00	$0.00		$593,677,505.35
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$593,677,505.35
Asset Representations Reviewer Fee			$21.16	$21.16	$0.00	$0.00		$593,677,484.19
Supplemental ARR Fee			$0.00	$0.00	$0.00	$0.00		$593,677,484.19
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$593,676,234.19
Servicing Fee			$416,738.81	$416,738.81	$0.00	$0.00		$593,259,495.38
Class A Note Interest			$1,383,233.33	$1,383,233.33	$0.00	$0.00		$591,876,262.05
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$591,876,262.05
Class B Note Interest			$127,703.33	$127,703.33	$0.00	$0.00		$591,748,558.72
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$591,748,558.72
Class C Note Interest			$63,860.83	$63,860.83	$0.00	$0.00		$591,684,697.89
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$591,684,697.89
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$591,684,697.89
Regular Priority Principal Payment			$550,000,000.00	$550,000,000.00	$0.00	$0.00		$41,684,697.89
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$41,684,697.89
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$41,684,697.89
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$41,684,697.89
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$41,684,697.89
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$41,684,697.89
Class R Interest			$41,684,697.89	$41,684,697.89	$0.00	$0.00		$0.00

Total			$593,677,545.93	$593,677,545.93	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$550,000,000.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A			$488,200,000.00	$0.00	$1,383,233.33	$0.00	$0.00	$489,583,233.33
Class B			$42,100,000.00	$0.00	$127,703.33	$0.00	$0.00	$42,227,703.33
Class C			$19,700,000.00	$0.00	$63,860.83	$0.00	$0.00	$19,763,860.83

Total			$550,000,000.00	$0.00	$1,574,797.49	$0.00	$0.00	$551,574,797.49

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$0.00	$0.00	$0.00	$0.00	$488,200,000.00	$1.00	$0.00	$0.00
Class B	$0.00	$0.00	$0.00	$0.00	$42,100,000.00	$1.00	$0.00	$0.00
Class C	$0.00	$0.00	$0.00	$0.00	$19,700,000.00	$1.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$550,000,000.00	$1.00	$0.00	$0.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$275,000,000.00			$275,000,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.

EU/UK Risk Retention Disclosure:

The Servicer is authorized by the Originators to confirm and hereby confirms that the Originators continue to hold the EU/UK Retained Interest in accordance with the terms of the EU/UK Risk Retention Agreement dated May 25, 2022 and executed in connection with Series 2022-4. Capitalized terms used herein have the meaning given to them in the EU/UK Risk Retention Agreement.